Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 140,682	$ 328,282
Accounts receivable, net of allowances of $74,142 and $81,359, respectively, and unbilled revenue of $60,351 and $99,916, respectively	1,372,921	670,388	$ 853,173
Prepaid expenses and other current assets	387,433	117,030	883,858
Current assets of discontinued operations		1,629,011
Total current assets	1,901,036	2,744,711	10,669,831
Property and equipment, net of accumulated depreciation of $667,966 and $477,763, respectively	849,282	1,026,293	1,544,271
Noncurrent assets of discontinued operations			7,557,221
Goodwill	1,812,818	3,162,499	8,028,106
Intangible assets, net of accumulated amortization of $1,359,396 and $2,350,059, respectively	3,080,350	3,620,256	4,738,134
Operating lease right-of-use assets	200,716	277,995	57,408
Total assets	7,844,202	10,831,754	32,594,971
Current liabilities:
Accounts payable and accrued liabilities	4,106,312	5,189,996	4,932,965
Contract liabilities	230,020	80,819
Current portion of loans payable, net of debt discount of $0 and $96,552, respectively	1,272,734	2,995,803	1,928,964
Factor financing		1,361,656
Warrant liabilities	117,120	833,615
Current portion of derivative liabilities			4,720,805
Operating lease liabilities, current portion	108,145	89,318	74,266
Current liabilities of discontinued operations	505,782	1,529,286
Total current liabilities	7,101,513	12,660,530	21,559,793
Long-term liabilities:
Loans payable, net of current portion	48,833		185,513
Operating lease liabilities, net of current portion	98,133	190,989
Derivative liabilities, net of current portion			3,324,126
Noncurrent liabilities of discontinued operations			152,102
Total long-term liabilities	388,684	920,853	5,286,741
Total liabilities	7,490,197	13,581,383	26,846,534
Commitments and contingencies (Note 15)
Total mezzanine equity			17,467,898
Stockholders’ equity (deficit):
Common stock value	10	10	7
Additional paid-in capital	32,270,330	31,180,754	20,340,002
Accumulated deficit	(44,531,412)	(46,545,470)	(32,059,470)
Total stockholders’ equity (deficit)	354,005	(2,749,629)	(11,719,461)
Total liabilities and stockholders’ equity (deficit)	7,844,202	10,831,754	32,594,971
Related Party
Current liabilities:
Current portion of loans payable to related parties, net of debt discount of $0 and $10,968, respectively	116,556	254,032	209,031
Long-term liabilities:
Loans payable to related parties, net of current portion, net of debt discount of $0 and $25,297, respectively	241,718	44,703
Convertible Debt
Current liabilities:
Current portion of convertible debentures, net of debt discount of $98,016 and $614,556, respectively	644,844	326,005	1,598,894
Long-term liabilities:
Convertible debentures, net of current portion, net of debt discount of $0 and $464,839, respectively		685,161	1,625,000
Previously Reported
Current assets:
Cash		333,357	649,027
Current assets of discontinued operations		1,623,936	8,283,773
Current liabilities:
Contract liabilities		162,614	539,667
Current liabilities of discontinued operations		1,447,491	7,555,201
Series B Preferred Stock
Long-term liabilities:
Preferred stock, stated value
Series D Preferred Stock
Long-term liabilities:
Preferred stock, stated value			11,641,142
Stockholders’ equity (deficit):
Preferred stock value	7,745,643	7,745,643
Series E Preferred Stock
Long-term liabilities:
Preferred stock, stated value			5,104,658
Stockholders’ equity (deficit):
Preferred stock value	$ 4,869,434	4,869,434
Series A Preferred Stock
Long-term liabilities:
Preferred stock, stated value			$ 722,098